Income Taxes - Reconciliation of federal statutory income tax to provision for income taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Expected benefit at statutory federal rate			$ (4,941,000)	$ (6,717,000)
State tax - net of federal benefit			72,000	100,000
Research and development credits				(564,000)
Foreign income/losses taxed at different rates			14,000	15,000
Unrecognized tax benefits			276,000	126,000
Stock-based compensation			8,000	3,000
Interest expense			333,000	233,000
Remeasurements of net defined benefit liabilities			5,000
Exchange rate difference			287,000	551,000
Change in tax rate			(242,000)	(92,000)
True-up deferred taxes			1,382,000	3,254,000
True-up payable			75,000
Accumulated deficit			67,000	10,000
Change in valuation allowance			3,182,000	3,246,000
Other			23,000	(44,000)
Total provision for income taxes	$ 59,000	$ 50,000	$ 541,000	$ 121,000